Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Loss before income taxes
Loss before income taxes	$ (34,185,142)	$ (34,484,969)	$ (10,714,379)	$ (28,580,700)	$ (34,185,142)
Current taxes
Current tax expense				18,724
Deferred taxes
Deferred tax expense				0	0
Total income tax provision		$ 56,005	$ 3,985	18,724
United States [Member]
Loss before income taxes
Loss before income taxes				(1,034,420)
Current taxes
Current tax expense				6,813
Deferred taxes
Deferred tax expense				0	0
Switzerland [Member]
Loss before income taxes
Loss before income taxes				(27,246,911)	(34,185,142)
Current taxes
Current tax expense				0	0
Deferred taxes
Deferred tax expense				0	0
Bermuda [Member]
Loss before income taxes
Loss before income taxes				(405,313)
Current taxes
Current tax expense				0	0
Deferred taxes
Deferred tax expense				0	0
United Kingdom [Member]
Loss before income taxes
Loss before income taxes				(19,958)
Current taxes
Current tax expense				0	0
Deferred taxes
Deferred tax expense				0	0
Other [Member]
Loss before income taxes
Loss before income taxes				125,902
Current taxes
Current tax expense				0	0
Deferred taxes
Deferred tax expense				0	$ 0
State and Local Jurisdiction [Member]
Current taxes
Current tax expense				$ 11,911